Investment Objectives and Goals	Dec. 31, 2024
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG GME DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GME. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG HOOD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HOOD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG DJT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DJT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG MARA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MARA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE MARA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of MARA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG RBLX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RBLX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE PLTR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of PLTR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG ARM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ARM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG SHOP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SHOP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE SHOP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of SHOP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE AMD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AMD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE BA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of BA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG SNOW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SNOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE SNOW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of SNOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG AVGO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AVGO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE AVGO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AVGO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG PANW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PANW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE PANW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of PANW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG TSM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE TSM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG SQ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SQ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE SQ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of SQ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE COIN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of COIN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG APPLE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE APPLE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG ALPHABET DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GOOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of GOOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MSFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of MSFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.